Schedule III - Real Estate and Accumulated Depreciation and Amortization (Details Textual) - USD ($)		12 Months Ended
	Feb. 05, 2020	Dec. 31, 2019
Subsequent Event [Member] | Centennial Tech Center [Member]
Proceeds from Sale of Real Estate, Total	$ 15,000,000
Building and Building Improvements [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation, Life Used for Depreciation (Year)		39 years